RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions

	Assets		Liabilities		Sales (purchases), net
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2021

Transactions with controlling shareholders
Management and related persons			(31,748)
Alden Fundo de Investimento em Ações			(30,428)
Controller			(193,883)
Suzano Holding S.A.	24	5	(363,520)		9	91	(2,621)
	24	5	(619,579)		9	91	(2,621)

Transactions with companies of the Suzano
Group and other related parties
Management (expect compensation – Note 11.2)	61			(5)	(906)	(47)	(422)
Bexma Participações Ltda		1			9	38	24
Bizma Investimentos Ltda		1			7	10	6
Civelec Participações Ltda	4,575				4,825
Fundação Arymax					3	4	2
Ibema Companhia Brasileira de Papel (1)	45,659	106,940	(1,023)	(3,705)	168,621	218,226	169,965
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	2	3		(66)	(5,549)	(4,603)	(4,399)
IPLF Holding S.A.		23			5	38	10
Mabex Representações e Participações Ltda.					(817)		(137)
Nemonorte Imóveis e Participações Ltda					(178)	(194)	(170)
	50,297	106,968	(1,023)	(3,776)	166,020	213,472	164,879
	50,321	106,973	(620,602)	(3,776)	166,029	213,563	162,258

Assets
Trade accounts receivable (Note 7)	45,650	99,608
Dividends receivable		7,334
Other assets	4,671	31
Liabilities
Trade accounts payable (Note 17)			(1,023)	(3,776)
Dividends and interest on own capital payable (2)			(619,579)
	50,321	106,973	(620,602)	(3,776)

(1)Refers mainly to the sale of pulp.
(2)The amount of R$619,579 refers to interest on own capital payable to the controlling shareholders and the amount of R$696,949 refers to other non-controlling shareholders, totaling R$1,316,528 (Note 1.2.7).

Schedule of management compensation

	December 31, 2023	December 31, 2022	December 31, 2021

Short-term benefits
Salary or compensation	49,165	50,228	48,693
Direct and indirect benefits	2,286	1,099	880
Bonus	10,829	7,031	6,474
	62,280	58,358	56,047

Long-term benefits
Share-based compensation plan	42,130	36,390	46,306
	42,130	36,390	46,306
	104,410	94,748	102,353